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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                  March 2, 1998



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      CitiFunds(SM) Trust I (formerly known as Landmark Funds I)
                   - filing relates only to CitiFunds(SM) Balanced Portfolio
                  (formerly known as Landmark Balanced Fund), CitiSelect(R)
                  Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400
                  and CitiSelect(R) Folio 500 (File Nos. 2-90518 and 811-4006)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds Trust I, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendments Numbered 27 and 28 to the Trust's registration statement on Form N-1A (collectively, the "Amendments") would not have differed from those contained in the Amendments. The Amendments, which were filed via the EDGAR system on February 24, 1998 (Amendment No. 27) and February 26, 1998 (Amendment No. 28), are the most recent amendments to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8383 or Lea Anne Copenhefer at
(617) 951-8515, with any questions relating to this filing.

                                                       Sincerely,

                                                       Jennifer H. Hurford